SUPPLEMENT TO THE PROSPECTUS

                          PROSPECTUS DATED MAY 1, 1995
                        (AS SUPPLEMENTED AUGUST 8, 1995)

                Phoenix Home Life Variable Accumulation Account

                           TEMPLETON INVESTMENT PLUS


The prospectus for the above Account is hereby supplemented by adding the following paragraph under "Sales of Variable Accumulation Contracts," beginning on page 25:

         During the period November 1, 1995 through December 29, 1995, Phoenix Home Life, through FTD, will pay the securities firm of TFS Securities, Inc. ("TFS"), an amount equal to 5.25% of the purchase payments made under the Contracts sold by TFS.


November 1, 1995                                            TLTFS STKR4 11/95